FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 13 – FAIR VALUE MEASUREMENTS

The following tables summarize the Company’s assets and liabilities that are measured at fair value in the consolidated financial statements:

	Fair Value Measurements as at December 31, 2024
	Level 1	Level 2	Level 3	Total
Other noncurrent assets:
Investment in equity securities (a)	$1,496,422	$-	$-	$1,496,422
Total financial assets	$1,496,422	$-	$-	$1,496,422

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Fair Value Measurements as at December 31, 2025
	Level 1	Level 2	Level 3	Total
Other noncurrent assets:
Investment in equity securities (a)	$37,374			37,374
Total financial assets	$37,374			37,374

	Fair Value Measurements as at December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Sponsor earnout shares (b)	-	-	532,700	532,700
Total financial liabilities	$-	$-	$532,700	$532,700

	Fair Value Measurements as at December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Sponsor earnout shares (b)	-	-	4,700	4,700
Total financial liabilities	$-	$-	$4,700	$4,700

(a)	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.

(b)	For Level 3 earnout liability, the Company assesses the fair value of expected earnout liability at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earnout consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earnout period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earnout. Change in the fair value of earnout liability is reflected in our consolidated statements of operations.

The make-whole obligation liability related to the Purchase Agreement is measured at fair value categorized within Level 1 of the fair value hierarchy. See Note 6.

The following table provides a reconciliation of activity and changes in fair value for the Company’s SAFE notes, 2024 convertible notes and Sponsor earnout liability:

	SAFE notes at fair value	2024 Convertible notes at fair value	Sponsor Earnout liability at fair value
Balance as at December 31, 2023	$5,212,200	$-	$-
Issuance of notes	200,000	2,100,000	-
Sponsor earnout liability recognized on closing of Business Combination	-	-	4,608,900
Change in fair value	955,000	471,400	(4,076,200)
Issuance of common stock upon conversion	(6,367,200)	(2,571,400)	-
Balance as at December 31, 2024	-	-	532,700
Change in fair value	-	-	(528,000)
Balance as at December 31, 2025	$-	$-	$4,700

The valuation of the Level 3 measurement for SAFE notes considered the probabilities of the occurrence of the scenarios as discussed in Note 2 of the consolidated financial statements and notes thereto for the period March 16, 2023 (inception) to December 31, 2023, included in the Company’s Registration Statement on Form S-4/A filed with the SEC on May 8, 2024. The Company valued the SAFE notes based on the occurrence of the preferred financing or a SPAC transaction. As of the date of initial measurement and December 31, 2023, the management has assigned zero probability for a change in control event or a dissolution event. Pursuant to the consummation of the Business Combination and in accordance with the terms of the convertible equity and SAFE note agreements, the SAFE notes and 2024 convertible notes converted into 63,692 and 25,722 shares of the Company’s Common Stock, respectively.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS